Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares
Accounts receivable, allowance	¥ 0	$ 0	¥ 0
Finance lease receivables-current, allowance	11,988,564	1,722,049	9,068,793
Financing receivables, allowance	10,822,976	1,554,623	5,152,180
Finance lease receivables - non-current, allowance	7,100,273	1,019,890	4,476,043
Short Term Allowance	1,277,390	183,486
Current assets	5,540,755,045	795,879,665	4,754,581,644
Non-current assets	3,195,819,329	459,050,723	2,546,558,560
Current liabilities	2,909,120,070	417,868,954	1,565,380,632
Non-current liabilities	335,794,013	48,233,791	480,392,744
Consolidated Trust [Member]
Current assets	644,451,710	92,569,696	0
Non-current assets	389,666,998	55,972,162	141,534,200
Current liabilities	599,881,162	86,167,537	0
Non-current liabilities	79,884,342	11,474,668	125,000,000
Consolidated VIE [Member]
Current assets	4,146,606,645	595,622,777	2,906,329,963
Non-current assets	2,918,103,207	419,159,299	2,510,523,650
Current liabilities	2,908,576,921	417,790,933	1,565,380,113
Non-current liabilities	¥ 335,794,013	$ 48,233,791	¥ 480,392,744
Common Class A [Member]
Ordinary shares, par value | $ / shares		$ 0.0001
Ordinary shares, shares authorized	420,674,280	420,674,280	420,674,280
Ordinary shares, shares issued	225,831,214	225,831,214	223,484,172
Ordinary shares, shares outstanding	224,968,102	224,968,102	223,484,172
Common Class B [Member]
Ordinary shares, par value | $ / shares		$ 0.0001
Ordinary shares, shares authorized	79,325,720	79,325,720	79,325,720
Ordinary shares, shares issued	76,978,677	76,978,677	79,325,720
Ordinary shares, shares outstanding	76,978,677	76,978,677	79,325,720